Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan [Line Items]
Percentage of eligible compensation, employee	100.00%
Total contributions (in Dollars)	$ 1.2	$ 1.0	$ 1.9
Vested, percentage		100.00%
Minimum [Member]
Employee Benefit Plan [Line Items]
Percentage of eligible compensation, employer	3.00%
Maximum [Member]
Employee Benefit Plan [Line Items]
Percentage of eligible compensation, employer	4.00%